Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 21 – SUBSEQUENT EVENTS

On February 1, 2013, the Bank and NBOH Properties, LLC entered into a Purchase and Assumption Agreement (“Agreement”) with Premier Bank and Trust (“Premier”) that provides for the sale of certain assets and assumption of certain liabilities relative to the Bank’s retail office location in Fairlawn, Ohio. Under the terms of the Agreement, Premier will purchase the multi-tenant commercial building owned by NBOH Properties, LLC, with a carrying value of $2,300, for $1,100. Premier will also purchase certain assets of the branch, including lease hold improvements and fixtures and equipment and loans with a carrying value of approximately $10,000 and a fair value of approximately $9,922, while assuming certain deposits with a carrying value of approximately $16,000. Premier will also pay a premium of 5.25% based on the average amount of assumed deposits during a specified period. The transaction, which is subject to regulatory approvals and other customary closing conditions, is expected to be completed in June, 2013. The aggregate asset disposal group is expected to result in a loss recorded in 2013.